Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Principles of consolidation
(a)	Principles of consolidation:

These consolidated financial statements include the accounts of Cardiome Pharma Corp. and its wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated on consolidation.

Use of estimates
(b)	Use of estimates:

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts recorded in the consolidated financial statements.  Significant areas requiring the use of estimates relate to accounting for amounts recorded in connection with business combinations, recoverability of inventories, the valuation and assessment of net recoverable value and amortization period of intangible assets, accrual of clinical trial and research expenses, reporting of revenue recognition, bad debt and doubtful accounts, income taxes, accounting for stock-based compensation expense , and commitments and contingencies.  The reported amounts and note disclosure are determined using management’s best estimates based on assumptions that reflect the most probable set of economic conditions and planned course of action.  Actual results could differ from those estimates.

Business combinations
(c)	Business combinations:

In a business combination, the acquisition method of accounting requires that the assets acquired and liabilities assumed be recorded as of the date of the merger or acquisition at their respective fair values with limited exceptions. Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if fair value can reasonably be estimated. If the acquisition date fair value of an asset acquired or liability assumed that arises from a contingency cannot be determined, the asset or liability is recognized if probable and reasonably estimable; if these criteria are not met, no asset or liability is recognized. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Accordingly, the Company may be required to value assets at fair value measures that do not reflect the Company’s intended use of those assets. Any excess of the purchase price (consideration transferred) over the estimated fair values of net assets acquired is recorded as goodwill. Transaction costs and costs to restructure the acquired company are expensed as incurred. The operating results of the acquired business are reflected in the Company’s consolidated financial statements after the date of the merger or acquisition. If the Company determines the assets acquired do not meet the definition of a business under the acquisition method of accounting, the transaction will be accounted for as an acquisition of assets rather than a business combination and, therefore, no goodwill will be recorded.

Foreign currency translation
(d)	Foreign currency translation:

The net assets of foreign subsidiaries where the local currencies have been determined to be the functional currencies are translated into U.S. dollars using exchange rates at the balance sheet dates. Equity is translated at historical rates and revenue and expenses are translated at exchange rates prevailing during the period.  The foreign exchange gains and losses arising from translation are recorded in the foreign currency translation account, which is included in other comprehensive income (loss) and reflected as a separate component of equity. For those subsidiaries where the U.S. dollar has been determined to be the functional currency, nonmonetary foreign currency assets and liabilities are translated using historical rates, while monetary assets and liabilities are translated at the period-end exchange rates.  Revenues and expenses denominated in foreign currencies are translated at exchange rates prevailing during the period.  Foreign exchange gains and losses are recorded in net income (loss) for the period.

Fair value measurements of financial instruments
(e)	Fair value measurements of financial instruments:

Fair value measurements of financial instruments are determined by using a fair value hierarchy that prioritizes the inputs to valuation techniques into three levels according to the relative reliability of the inputs used to estimate the fair values.

The three levels of inputs used to measure fair value are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical financial instruments;

Level 2 - Inputs other than quoted prices that are observable for the financial instrument either directly or indirectly; and

Level 3 - Inputs that are not based on observable market data.

In determining fair value measurements, the most observable inputs are used when available. The fair value hierarchy level at which a financial instrument is categorized is determined on the basis of the lowest level input that is significant to the fair value measurement.

Cash and cash equivalents
(f)	Cash and cash equivalents:

The Company considers all highly liquid investments with an original maturity of 90 days or less, when acquired, to be cash equivalents, which are carried at fair value and are designated as held for trading.

Allowance for doubtful accounts receivable
(g)	Allowance for doubtful accounts receivable:

The Company estimates an allowance for doubtful accounts receivable primarily based on the credit worthiness of customers, aging of receivable balances and general economic conditions. Amounts later determined and specifically identified to be uncollectible are charged against this allowance.

Inventories
(h)	Inventories:

Inventories consist of finished goods, unfinished product (work in process) and raw materials and are valued at the lower of cost and net realizable value, determined on a first-in-first-out basis, and include expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

The components of inventory and inventory purchase commitments are reviewed on a regular basis for excess and obsolete inventory based on estimated future usage and sales. Writedowns in inventory value or losses on inventory purchase commitments depend on various items, including factors related to demand from drug distributors and hospitals, and economic conditions. Management believes that the estimates used in calculating the inventory provision are reasonable and properly reflect the risk of excess and obsolete inventory.

Property and equipment
(i)	Property and equipment:

Property and equipment are recorded at cost less accumulated amortization. Amortization is provided using the straight-line method over the following terms:

Asset	Rate

Laboratory equipment	5 years
Production equipment	7 years
Computer equipment	3-5 years
Software	3-5 years
Furniture and office equipment	5-7 years

Leasehold improvements are amortized on a straight-line basis over the lesser of their estimated useful life or the initial lease term.

Intangible assets
(j)	Intangible assets:

Intangible assets are comprised of patent costs, trade name and marketing rights. Patent costs which are associated with the preparation, filing, and obtaining of patents are capitalized. Maintenance costs of patents are expensed as incurred.

The estimated useful life of intangible assets with definite life is the period over which the assets are expected to contribute to future cash flows. When determining the useful life, the Company considers the expected use of the asset, useful life of a related intangible asset, any legal, regulatory or contractual provisions that limit the useful life, any legal, regulatory, or contractual renewal or extension provisions without substantial costs or modifications to the existing terms and conditions, the effects of obsolescence, demand, competition and other economic factors, and the expected level of maintenance expenditures relative to the cost of the asset required to obtain future cash flows from the asset.

Amortization is provided using the straight-line method over the following terms:

Asset	Rate

Patents	over the useful life
Trade name	10 years
Marketing rights	10 years

Goodwill
(k)	Goodwill:

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination. Goodwill is allocated as of the date of the business combination to the reporting units that are expected to benefit from the synergies of the business combination.

Goodwill has an indefinite life, is not amortized, and is subject to a two-step impairment test on an annual basis. The first step compares the fair value of the reporting unit to its carrying amount, which includes the goodwill. When the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not to be impaired and the second step of the impairment test is unnecessary. If the carrying amount exceeds the implied fair value of the goodwill, the second step measures the amount of the impairment loss. If the carrying amount exceeds the fair value of the goodwill, an impairment loss is recognized equal to that excess.

Impairment of long-lived assets
(l)	Impairment of long-lived assets:

Long-lived assets, including property and equipment, and intangible assets other than goodwill, are assessed for potential impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. The Company determines whether the carrying value of a long-lived depreciable asset or asset group is recoverable based on its estimates of future asset utilization and undiscounted expected future cash flows the assets are expected to generate. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the excess of the carrying amount over the fair value of the asset. The Company primarily uses the income approach when determining the fair value of assets.

Revenue recognition
(m)	Revenue recognition:

Product revenues

Revenue from sales of products is recognized upon the later of transfer of title or upon shipment of the product to the customer, so long as persuasive evidence of an arrangement exists, the sales price is fixed or determinable, collectability is reasonably assured and title and delivery has occurred. Provisions for chargebacks, rebates, sales incentives and returns are provided for in the same period the related sales are recorded.

Sales taxes collected from customers in various European markets that must be remitted back to the relevant government authorities are excluded from revenues.

Shipping and handling costs are included in cost of sales.

Licensing and other fees

The Company earns royalty revenue from a collaboration and license agreement from the commercial sale of an approved product.

Royalty revenue is recognized on an accrual basis when earned in accordance with the agreement terms and when royalties from the collaborative partner are determinable and collectibility is reasonably assured, such as upon the receipt of a royalty statement from the collaborative partner.

Research collaborative fees

The Company earns revenue from collaboration arrangements that provide for fees based on the number of full time research staff assigned to related research activities and the recovery of related research and development costs. Fees based on the number of full time research staff assigned to related research activities and the recovery of related research and development costs are recognized in income as research and collaborative fees to the extent the services are performed, are collectible, and represent the fair value of those services.

Research and development costs
(n)	Research and development costs:
  Research and development costs are expensed in the period incurred.

Clinical trial expenses
(o)	Clinical trial expenses:

Clinical trial expenses are a component of research and development costs and include fees paid to contract research organizations, investigators and other vendors who conduct certain product development activities on our behalf.  The amount of clinical trial expenses recognized in a period related to service agreements are based on estimates of the work performed using an accrual basis of accounting.  These estimates are based on patient enrollment, services provided and goods delivered, contractual terms and experience with similar contracts.  The Company monitors these factors to the extent possible and adjusts our estimates accordingly.  Prepaid expenses or accrued liabilities are adjusted if payments to service providers differ from estimates of the amount of service completed in a given period.

Stock-based compensation and other stock-based payments
(p)	Stock-based compensation and other stock-based payments:

The Company grants stock options to executive officers and directors, employees and consultants  pursuant to its stock option plan.  The Company uses the fair value method of accounting for all stock-based awards granted, modified or settled during the period. Compensation expense is recorded based on the fair value of the award at the grant date, amortized over the vesting period.

Deferred income taxes
(q)	Deferred income taxes:

The Company accounts for income taxes using the liability method of tax allocation.  Deferred income taxes are recognized for the deferred income tax consequences attributable to differences between the carrying values of assets and liabilities and their respective income tax bases.  Deferred income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled.  The effect on deferred income tax assets and liabilities of a change in tax rates is included in income when a change in tax rates is enacted.  Deferred income tax assets are evaluated periodically and if realization is not considered more likely than not, a valuation allowance is provided.

Basic and diluted income per share
(r)	Basic and diluted income per share:

Basic income per share is calculated using the weighted average number of common shares outstanding during the period.

Diluted income per share is calculated using the weighted average number of common shares outstanding during the period, adjusted to include the number of incremental common shares that would have been outstanding if all dilutive potential common shares had been issued.  The incremental common shares related to stock options are calculated using the treasury stock method, whereby the potential proceeds from the exercise of dilutive stock options are used to purchase the Company’s common shares at the average market price during the period.

Comparative figures
(s)	Comparative figures:
  Certain comparative figures have been reclassified to conform with the financial statement presentation adopted for the current year.